Note 14 - Shareholders' Equity (Details) - Black-Scholes Option-Pricing Model Assumptions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assumptions:
Risk-free interest rate	0.98%	1.314%	1.298%
Expected lives (years)	15 years	15 years	15 years
Expected volatility	55.217%	55.861%	57.02%
Expected dividends	0.909%	0.535%	0.893%